Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	37,216.77
Total Transaction Valuation	269,491,488.97
Total Offset Amount	30,904.06
Net Fee	$ 6,312.71
Offering Table N/A
Offset Table N/A